Business combinations	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about business combination [abstract]
Business combinations	Business combinations
On August 12, 2021, PagSeguro Brazil acquired 100% of the share capital and obtained control of Concil. Total consideration amounted to R$43,896 and the total net assets acquired at fair value amounted to R$23,165. The consideration paid in cash amounted to R$35,000 and the remaining portion in amount of R$8,896 was recognized in other liabilities and will be retained for the achievement of metrics. Concil main activity is in the information technology industry, focused on the processing of back-office solutions, including reconciliation services for the capture of credit cards with acquirers and sub acquirers.
The purchase price allocation ("PPA") was completed on September 30, 2021, which included the recognition of a customer portfolio with a fair value of R$3,839, non-compete agreement of R$940 and software of R$33,136. The Company has also recognized a contingent liability and indemnification assets of R$7,848 resulting in the recognition of goodwill of R$20,731, which is attributable mainly to operational synergy and cost reductions.
The PPA was elaborated considering projections for the period of five years based on management's budgets for Concil and applying an inflation rate plus the estimated growth of GDP of services (fluctuating from 2.0% to 4.5% per year) in order to project future cash flows, with a discount rate based on the weighted average cost of capital (fluctuating from 17.5% to 19.5% per year).
This acquisition is in accordance with PagSeguro Group’s business strategies, ramping up investments on new technologies, products and services for the Group’s digital ecosystem. The fair value of assets and liabilities acquired in 2021 were as follow:

December 31, 2021

Fair value of assets and liabilities acquired
Cash and cash equivalents	529
Accounts receivable acquired	540
Financial investments acquired	—
Other Assets acquired	1,092
Payables to third parties assumed	—
Liabilities assumed	(4,020)
Customer portfolio, expenditures with software and others	45,763
Deferred taxes	(12,891)
Contingent liability	(7,848)
Value of net assets	23,165
Goodwill	20,731
Purchase cost	43,896
Consideration for the purchase settled in cash	35,000
Cash and cash equivalents at the subsidiary acquired	(529)
Amount paid on acquisitions less cash and cash equivalents acquired	34,471